Selected cash flow information (Tables)	12 Months Ended
Mar. 31, 2018
Cash Flow Statement [Abstract]
Schedule of Cash and Cash Equivalents	Cash and cash equivalents consist of the following:

	2018	2017
	$	$
Cash	86,273	9,678
Cash equivalents	9,017	—
	95,290	9,678

Schedule of Changes in Non-Cash Operating Items
Changes in non-cash operating items consist of the following:

	2018	2017	2016
	$	$	$
Trade receivables	(3,065)	7,677	(2,278)
Inventories	(39,512)	(5,958)	(49,778)
Other current assets	(5,550)	(3,238)	(3,104)
Accounts payable and accrued liabilities	41,490	15,639	15,945
Provisions	1,582	3,893	1,388
Deferred rent	2,282	2,110	—
Other	453	(257)	(21)
	(2,320)	19,866	(37,848)

Schedule of Changes in Liabilities and Equity and Deferred Financing Charges on the Revolving Credit Facility
Changes in liabilities and equity arising from financing activities consist of the following:

	Revolving facility	Term loan	Accrued liabilities	Share capital
	$	$		$
Balance as at March 31, 2017	6,642	139,447	4,335	103,295
Cash flows:
Borrowings on revolving facility	(8,861)	—	—	—
Deferred financing fees on term loan	—	(311)	—	—
Original issue discount on term loan paid	—	—	(4,394)	—
Exercise of stock options	—	—	—	1,238
Realized foreign exchange gain	—	—	59	—
Non-cash items:
Amortization of debt costs
Discount	—	842	—	—
Embedded derivative	—	186	—	—
Interest rate modification	—	1,212	—	—
Deferred financing costs	525	295	—	—
Unrealized foreign exchange gain	—	(4,597)	—	—
Contributed surplus on exercise of stock options	—	—	—	1,562
Balance as at March 31, 2018(1)	(1,694)	137,074	—	106,095

(1)	Deferred financing charges on the revolving facility are included in other long-term liabilities.